Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets

5. Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	December 31,
	2022	2021
Prepaid insurance	$913,611	$—
Contract assets	—	85,018
Insurance recovery receivable	—	136,250
Other	72,888	49,380
Prepaid expenses and other current assets	$986,499	$270,648